RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 109	$ 102	$ 98
Interest cost	109	111	111
Amortization of transition obligation	54	54	53
Prior service costs	4	4	4
Amortization of gains	0	(2)	(10)
Net postretirement benefit expense	$ 276	$ 269	$ 256